Note 4 - Restricted Equity Securities	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Restricted Equity Securities [Text Block]
(4)	Restricted Equity Securities

Restricted equity securities consists of stock of the FHLB of Cincinnati amounting to $4,680,000 and $3,012,000 at December 31, 2019 and 2018, respectively. The stock can be sold back only at par or a value as determined by the issuing institution and only to the respective financial institution or to another member institution. These securities are recorded at cost.